INCOME TAXES (Schedule of Effective Income Tax Reconciliation) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate					$ (1,549,000)	$ (1,184,000)
State tax, net of federal tax effect					(410,000)	(313,000)
Non-deductible share-based compensation					(180,000)
Change in valuation allowance					2,139,000	1,497,000
Net tax benefit
Income tax benefit at U.S. federal income tax rate					(34.00%)	(34.00%)
State tax, net of federal tax effect					(9.00%)	(9.00%)
Non-deductible share-based compensation					(4.00%)	0.00%
Change in valuation allowance					47.00%	43.00%
Net tax benefit					0.00%	0.00%